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                             MICROFIELD GROUP, INC.
                           111 SW COLUMBIA, SUITE 480
                             PORTLAND, OREGON 97201

                                                            June 1, 2006


VIA FACSIMILE AND EDGAR
-----------------------

United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Attention:  Errol Sanderson

            RE:    MICROFIELD GROUP, INC.

                   REGISTRATION STATEMENT ON FORM S-1
                   FILE NO. 333-131816

Ladies and Gentlemen:

        Pursuant to Rule 461 of the General Rules and Regulations under the Securities Act of 1933, as amended (the "Act"), Microfield Group, Inc. (the "Company") respectfully requests that the effective date of the registration statement referred to above be accelerated so that it will become effective at 4:00 p.m., Eastern Daylight Time, on Thursday, June 1, 2006, or as soon thereafter as possible. The Company acknowledges that: 1) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; 2) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Company from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and 3) the Company may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

                                        MICROFIELD GROUP, INC.


                                        BY:    /S/ RANDALL REED
                                               -----------------
                                        NAME:  RANDALL REED
                                        TITLE: CHIEF FINANCIAL OFFICER